Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,088)	$ (4,002)	$ (5,590)
Other comprehensive (loss) income before reclassifications	(494)	(112)	367
Amounts reclassified from OCI	89	29	1,248
Total other comprehensive income (loss) income	(405)	(83)	1,615
Spin-off of the Turbocharging Division	(98)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	(35)
Less: Amounts attributable to noncontrolling interests		4	27
Balance at the end of the period	(4,556)	(4,088)	(4,002)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,993)	(2,460)	(3,450)
Other comprehensive (loss) income before reclassifications	(685)	(521)	498
Amounts reclassified from OCI	46	(9)	519
Total other comprehensive income (loss) income	(639)	(530)	1,017
Spin-off of the Turbocharging Division	(93)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	(34)
Less: Amounts attributable to noncontrolling interests		4	27
Balance at the end of the period	(3,691)	(2,993)	(2,460)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	2	17	10
Other comprehensive (loss) income before reclassifications	(23)	(10)	24
Amounts reclassified from OCI	2	(5)	(17)
Total other comprehensive income (loss) income	(21)	(15)	7
Spin-off of the Turbocharging Division	0
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	0
Less: Amounts attributable to noncontrolling interests		0	0
Balance at the end of the period	(19)	2	17
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,089)	(1,556)	(2,145)
Other comprehensive (loss) income before reclassifications	226	411	(157)
Amounts reclassified from OCI	29	56	746
Total other comprehensive income (loss) income	255	467	589
Spin-off of the Turbocharging Division	(5)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	(1)
Less: Amounts attributable to noncontrolling interests		0	0
Balance at the end of the period	(838)	(1,089)	(1,556)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(8)	(3)	(5)
Other comprehensive (loss) income before reclassifications	(12)	8	2
Amounts reclassified from OCI	12	(13)	0
Total other comprehensive income (loss) income	0	(5)	2
Spin-off of the Turbocharging Division	0
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	0
Less: Amounts attributable to noncontrolling interests		0	0
Balance at the end of the period	$ (8)	$ (8)	$ (3)